Tax expense - Summary of tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	€ 2,294	€ 434		€ 554
Deferred tax (benefit)/expense	(342)	41		(21)
Tax (benefit)/expense relating to prior period	(41)	29		15
Total Tax expense	1,911	€ 504	[1]	€ 548	[1]
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for deferred tax of prior periods	€ 297

[1]	Refer to Note 3, Scope of consolidation